Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Major components of tax expense (income) [abstract]
Disclosure of detailed information about tax expense [Table Text Block]
	2019	2018	2017

Canadian current tax expense	$—	$—	$—
Foreign current tax expense	—	—	—
Deferred tax expense	—	—	—
Total	—	—	—

Disclosure of detailed information about effective income tax expense recovery [Table Text Block]
	2019	2018	2017

Net income (loss) for the year before taxes	$(2,953,746)	$(2,769,080)	$(6,014,330)
Combined federal and provincial income tax rate	27.00%	27.00%	26.00%
Expected income tax expense (recovery)	(797,000)	(748,000)	(1,564,000)
Increase (decrease) resulting from
Non-deductible and others items	(48,000)	30,000	(313,000)
Change in unrecognized deferred tax assets	845,000	718,000	1,877,000
Income tax expense	$—	$—	$—

Disclosure of deferred taxes [Table Text Block]
	2019	2018

Deferred tax assets
Non-capital losses	$7,970,000	$7,048,000
Equipment and other	224,000	224,000
Temporary differences relating to intellectual property costs	—	—
Foreign tax credit	412,000	412,000
Un-deducted SR&ED expenditure pool	412,000	412,000
Investment tax credit	196,000	196,000
Share issuance costs	149,000	226,000
Unrecognized deferred tax assets	(9,363,000)	(8,518,000)
	$—	$—

Disclosure of detailed information about non-capital losses [Table Text Block]
Year of Expiry	Amount
2026	6,000
2027	16,000
2028	533,000
2029	863,000
2031	1,664,000
2032	2,290,000
2033	39,000
2034	3,908,000
2035	4,356,000
2036	3,583,000
2037	6,062,000
2038	2,790,000
2039	3,407,000
$29,517,000